BUSINESS COMBINATION (Tables)	12 Months Ended
Dec. 31, 2017
BUSINESS COMBINATION
Schedule of allocation of total purchase price consideration to the assets acquired and liabilities assumed, based on their estimated fair values

The following table presents the final allocation of total purchase price consideration to the assets acquired and liabilities assumed, based on their estimated fair values as of their respective acquisition dates (in millions):

	Preliminary PPA	Adjustments to PPA(3)	Final PPA(4)
Cash	$45	$—	$45
Vacation ownership inventory	221	7	228
Vacation ownership mortgages receivable	712	(19)	693
Other current assets	143	3	146
Intangibles	241	(3)	238
Property plant and equipment	465	(10)	455
Other non-current assets	24	(9)	15
Deferred revenue	(60)	(4)	(64)
Securitized debt	(154)	—	(154)
Other current liabilities(2)	(187)	11	(176)
Other non-current liabilities	(98)	(2)	(100)
Gain on bargain purchase(1)	(197)	32	(165)
Net assets acquired	$1,155	$6	$1,161
(1)

Gain on bargain purchase represents the excess of the fair value of the net tangible and intangible assets acquired over the purchase price. This gain of $165 million is presented within Other income (expense), net, in our consolidated statement of income in two periods: (i) $163 million for the year ended December 31, 2016 and (ii) $2 million for the year ended December 31, 2017. The existence of a gain on bargain purchase pertaining to this transaction is principally related to the decrease in our stock price leading up to the acquisition date.

(2)	Includes a $24 million accrual pertaining to a dividend declared by a subsidiary of Vistana to Starwood prior to our acquisition date which was settled subsequent to the acquisition closing.
(3)

Represents adjustments to the preliminary purchase price allocation first presented in our June 30, 2016 Form 10-Q, including our reassessment of assets acquired and liabilities assumed, with respect to finalizing our purchase price allocation for this acquisition. The larger adjustments primarily pertained to refinements of certain estimates related to the valuation of our mortgages receivable and vacation ownership inventory based on additional information, adjustments to tax-related accounts as new information became available, and certain other reclasses between line items.

(4)	Measurement period was closed as of December 31, 2016 for all balance sheet items except those that are tax related for which the measurement period closed on May 11, 2017.

Schedule of purchase price allocated to the fair value of goodwill and identifiable intangible assets

The purchase price allocated to the fair value of identifiable intangible assets associated with the Vistana acquisition is as follows (in millions):

	Fair Value	Useful Life (years)

Resort management contracts	$118	26
Customer relationships	119	25
Other	1	< 1
Total	$238

Schedule of unaudited pro forma financial information

	Year Ended December 31,
(In millions, except per share data)	2017	2016	2015
Revenue	$1,770	$1,734	$1,594
Net income attributable to common stockholders	$172	$131	$311
Earnings per share:
Basic	$1.39	$1.03	$2.40
Diluted	$1.37	$1.02	$2.39